Expense Example {- Fidelity Real Estate Income Fund} - 07.31 Fidelity Real Estate Income Fund AMCIZ PRO-15 - Fidelity Real Estate Income Fund	Sep. 29, 2022 USD ($)
Fidelity Advisor Real Estate Income Fund: Class A
Expense Example:
1 year	$ 496
3 years	700
5 years	920
10 years	1,553
Fidelity Advisor Real Estate Income Fund: Class M
Expense Example:
1 year	497
3 years	703
5 years	925
10 years	1,564
Fidelity Advisor Real Estate Income Fund: Class C
Expense Example:
1 year	275
3 years	542
5 years	933
10 years	1,834
Fidelity Advisor Real Estate Income Fund: Class I
Expense Example:
1 year	73
3 years	227
5 years	395
10 years	883
Fidelity Advisor Real Estate Income Fund: Class Z
Expense Example:
1 year	60
3 years	189
5 years	329
10 years	$ 738